INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
INVENTORIES (Tables)
Schedule of inventories

	June 30,	December 31,
	2019	2018
	(unaudited)
Raw materials	$263,715	$119,222
Packaging materials	267,470	297,995
Finished goods	2,616,786	1,419,121
Work in progress	325,756	272,750
Inventories	$3,473,727	$2,109,088

	December 31,	December 31,
	2018	2017

Raw materials	$119,222	$53,129
Packaging materials	297,995	70,187
Finished goods	1,419,121	478,396
Work in progress	272,750	196,177
Inventories	$2,109,088	$797,889